Information for Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 26,351	$ 29,643
Accumulated benefit obligation	26,081	29,436
Fair value of plan assets	$ 17,623	$ 22,916